Cover	Dec. 23, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2020
Entity File Number	001-35713
Entity Registrant Name	WHEELER REAL ESTATE INVESTMENT TRUST, INC.
Entity Central Index Key	0001527541
Entity Tax Identification Number	45-2681082
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2529 Virginia Beach Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	(757)
Local Phone Number	627-9088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false
Common Stock, $0.01 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	WHLR
Security Exchange Name	NASDAQ
Series B Convertible Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series B Convertible Preferred Stock
Trading Symbol	WHLRP
Security Exchange Name	NASDAQ
Series D Cumulative Convertible Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series D Cumulative Convertible Preferred Stock
Trading Symbol	WHLRD
Security Exchange Name	NASDAQ